Leases	12 Months Ended
Dec. 31, 2024
LEASES [Abstract]
Leases
9.	LEASES
The Company has entered into commercial operating leases for the use of offices, warehouses and data centers as lessee. These leases have terms not exceeding 14 years. These leases have varying terms, escalation clauses and renewal rights.
Information pertaining to lease amounts recognized in the Company’s consolidated financial statements is summarized as follows:

	Year ended December 31,
	2022	2023	2024
	$	$	$

Lease cost
Operating lease cost	257,359	295,501	314,128
Short-term lease cost	24,507	23,172	38,905

	281,866	318,673	353,033

	Year ended December 31,
	2022	2023	2024
	$	$	$

Supplemental cash flow information
Operating cash flows from operating leases	228,604	292,781	315,925
ROU assets obtained in exchange for new operating lease liabilities	596,887	279,526	329,176

	As of December 31,
	2023	2024

Weighted-average remaining lease term
Operating leases	6.15 years	6.55 years

	As of December 31,
	2023	2024

Weighted-average discount rate
Operating leases	8.3%	7.7%
Maturities of operating lease liabilities as of December 31, 2024 were as follows:

$

2025	313,516
2026	258,631
2027	190,933
2028	149,328
2029	126,578
Thereafter	396,372

Total lease payments	1,435,358
Less: imputed interest	(331,582)

Present value of lease liabilities	1,103,776

The Company has
obligations for
additional offices, warehouses and data
centers’ leases
that have not yet commenced of $518,265 with lease terms not exceeding 14 years and $501,504 with lease terms not exceeding 14 years, as of December 31, 2023 and 2024, respectively.